Cash and due from banks (Tables)	12 Months Ended
Dec. 31, 2025
Cash and due from banks
Schedule of Interest-Bearing Deposits in Banks and Pledged Deposits and Breakdown in Banks and Pledged Deposits by Country Risk
The following table presents the details of interest-bearing deposits in banks and restricted deposits:

	December 31,
	2025	2024
Demand deposits (1)	1,767,208	1,694,931
Time deposits under three months	75,000	125,000
Total cash and cash equivalents	1,842,208	1,819,931

Time deposits with original maturity over 90 days and other restricted deposits (2)	80,954	143,907
Total cash and due from banks	1,923,162	1,963,838

Interest receivable deposits	724	1,307
Total cash and due from banks and interest	1,923,886	1,965,145
Less: Loss allowance	(155)	—
Total cash and due from banks, net	1,923,731	1,965,145
The following table presents the pledged and restricted deposits classified by country risk:

	December 31,
	2025	2024
Country:
Chile(2)	28,000	20,000
Germany	12,114	29,263
Japan	15,860	18,120
Panama	1,600	1,600
Spain	—	10,300
United Kingdom	—	254
United States of America(2)	23,380	64,370
Total	80,954	143,907
(1) Demand deposits includes $1,734 million (December 31, 2024: $1,021 million) at Federal Reserve of United States of America.
(2) As of December 31, 2025 includes restricted deposits of $28 million (2024: $25 million), with the New York State Department of Financial Services under March 1994 legislation.
Disclosure of Credit Ratings of Cash and Deposits In Banks
The following table shows cash and deposits in local and foreign banks, based on the ratings assigned by the rating agencies:

	December 31,
	2025	2024
Credit rating:
Aaa-Aa3	1,739,387	1,418,861
A1-A3	94,735	414,903
Baa1-Baa3	77,952	129,362
Ba1-Ba3	200	110
B1-B3	—	5
Caa1-Caa3	75	—
No rating	10,813	597
	1,923,162	1,963,838